Property And Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Summary of Property and Equipment

Category	Estimated Useful Life
Leasehold Improvements	1 - 15 years
Machinery and Equipment	5 - 15 years
Furniture and Fixtures	3 - 7 years
Vehicles	5 years
Website and Software	3 years
Computer Equipment	3 - 5 years
Buildings and Building Improvements	5 - 39 years
Property and equipment consisted of the following:

($ in thousands)	December 31, 2023	December 31, 2022
Land and Buildings	$207,194	$176,594
Machinery and Equipment	41,928	39,928
Furniture and Fixtures	37,912	28,724
Leasehold Improvements	173,614	142,880
Website, Computer Equipment and Software	11,124	10,232
Vehicles	2,892	3,552
Construction In Progress	14,483	55,507
Total property and equipment, gross	489,147	457,417
Less: Accumulated depreciation	(120,839)	(77,695)
Total property and equipment, net	$368,308	$379,722

Depreciation Expense Related To Property And Equipment
The following table reflects depreciation expense related to property and equipment:

($ in thousands)	December 31, 2023	December 31, 2022
Depreciation expense included in selling, general and administrative expense	$18,475	$11,255
Depreciation expense included in cost of goods sold and ending inventory	35,716	29,847
Total depreciation expense	$54,191	$41,102